                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004


Check here if Amendment [X]; Amendment Number: 1
                                              ---

    This Amendment (Check only one.):  [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lodestar Investment Counsel, LLC
Address: 208 South LaSalle Street, Suite 1710
         Chicago, Illinois 60604

Form 13F File Number:  28-7076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William A. Goldstein
Title:   President
Phone:   312-630-9666

Signature, Place, and Date of Signing:

         /s/ William A. Goldstein       Chicago, Illinois       August 24,  2005

Report Type (Check only one.):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     115

Form 13F Information Table Value Total:     $306,450,000

List of Other Included Managers:

         (01)   The Privatebank and Trust Company, 28-10834

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2004
                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                      TITLE OF             VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
 ISSUER                       CLASS     CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                     COM    88579Y101     1455        17766  SH              Defined 01                              17766
Abbott Laboratories            COM    002824100     1088        26483  SH              Defined 01                              26483
Albertson's Inc.               COM    013104104      924        41714  SH              Defined 01                              41714
Alcoa                          COM    013817101      288         8308  SH              Defined 01                               8308
Allstate Corporation           COM    020002101      216         4750  SH              Defined 01                               4750
Ameren Corp.                   COM    023608102      987        21413  SH              Defined 01                              21413
American Express               COM    025816109     8224       158605  SH              Defined 01                             158605
American International Group   COM    026874107     5875        82345  SH              Defined 01                              82345
Anadarko Petroleum             COM    032511107     2365        45600  SH              Defined 01                              45600
Archstone-Smith Trust          COM    039583109      338        11448  SH              Defined 01                              11448
Associated Banc-Corp           COM    045487105      324         7235  SH              Defined 01                               7235
BP PLC                         COM    055622104     5431       106075  SH              Defined 01                             106075
Bank One                       COM    06423A103    12428       227960  SH              Defined 01                             227960
Bankamerica Corporation        COM    060505104     8950       110519  SH              Defined 01                             110519
Berkshire Hathaway C1 B        COM    084670207      417          134  SH              Defined 01                                134
Bristol Myers Squibb           COM    110122108     3690       152294  SH              Defined 01                             152294
Burlington Resources           COM    122014103      672        10560  SH              Defined 01                              10560
Cardinal Health                COM    14149y108      238         3450  SH              Defined 01                               3450
Cedar Fair L.P. Dep. Rcts.     COM    150185106     1378        39400  SH              Defined 01                              39400
Chevron Texaco Corporation     COM    166764100      412         4697  SH              Defined 01                               4697
Chubb Corporation              COM    171232101      285         4100  SH              Defined 01                               4100
Cisco Systems                  COM    17275R102      726        30800  SH              Defined 01                              30800

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2004
                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                      TITLE OF             VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
 ISSUER                       CLASS     CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Citigroup                      COM    172967101     1081        20903  SH              Defined 01                              20903
Coca Cola                      COM    191216100      958        19053  SH              Defined 01                              19053
Colgate Palmolive Company      COM    194162103      260         4725  SH              Defined 01                               4725
ConocoPhillips                 COM    20825C104      277         3974  SH              Defined 01                               3974
Costco Wholesale Corporation   COM    22160K105      728        19362  SH              Defined 01                              19362
Dell, Inc.                     COM    24702R101      538        16005  SH              Defined 01                              16005
Dover Corporation              COM    260003108     3495        90158  SH              Defined 01                              90158
Dow Chemical                   COM    260543103      363         9000  SH              Defined 01                               9000
DuPont                         COM    263534109      342         8100  SH              Defined 01                               8100
Eli Lilly & Company            COM    532457108     1231       184000  SH              Defined 01                              18400
Emerson Electric               COM    291011104     1163        19401  SH              Defined 01                              19401
Exxon Mobil Corp.              COM    30231g102    10558       253851  SH              Defined 01                             253851
Federated Department
  Stores Inc.                  COM    31410H101     7459       138005  SH              Defined 01                             138005
First Data Corp.               COM    319963104     1541        36547  SH              Defined 01                              36547
First Health Group Corp.       COM    320960107      485        22200  SH              Defined 01                              22200
Fortune Brands                 COM    349631101      531         6925  SH              Defined 01                               6925
General Electric               COM    369604103    12588       412450  SH              Defined 01                             412450
Genoil Inc.                    COM    371924101        2        15000  SH              Defined 01                              15000
H&R Block                      COM    093671105      816        16000  SH              Defined 01                              16000
Hershey Foods                  COM    427866108      504         6080  SH              Defined 01                               6080
Hewlett-Packard                COM    428236103     2131        93311  SH              Defined 01                              93311
Hillenbrand Industries         COM    431573104    10816       159319  SH              Defined 01                             159319

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2004
                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                      TITLE OF             VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
 ISSUER                       CLASS     CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                     COM    437076102     9427       252334  SH              Defined 01                             232334
IMS Health Inc.                COM    449934108      609        26188  SH              Defined 01                              26188
Illinois Tool Works Inc.       COM    452308109      457         5765  SH              Defined 01                               5765
Intel                          COM    458140100    11829       434886  SH              Defined 01                             434886
International Business
  Machine                      COM    459200101      926        10088  SH              Defined 01                              10088
Japan Equity Fund              COM    471057109       82        10669  SH              Defined 01                              10669
Johnson & Johnson              COM    478160104     8694       171407  SH              Defined 01                             171407
Kellogg                        COM    487836108     5483       139735  SH              Defined 01                             139735
Kimberly Clark Corp.           COM    494368103     1681        26637  SH              Defined 01                              26637
Kinder Morgan Energy
  Limited P                    COM    494550106      451        10000  SH              Defined 01                              10000
Koninklijke Philips
  Electronic                   COM    500472303     2220        76598  SH              Defined 01                              76598
L-3 Communications Holdings    COM    502424104     9439       158700  SH              Defined 01                             158700
MB Financial Inc.              COM    55264U108      494        12682  SH              Defined 01                              12682
Marsh & McLennan               COM    571748102     7219       155925  SH              Defined 01                             155925
Medco Health Solutions Com     COM    58405U102      392        11517  SH              Defined 01                              11517
Medtronic Inc.                 COM    585055106     1571        32899  SH              Defined 01                              32899
Merck & Co.                    COM    589331107     5387       121897  SH              Defined 01                             121897
MicroSoft Corporation          COM    594918104     8622       345841  SH              Defined 01                             345841
Moodys Corporation             COM    615369105      294         4150  SH              Defined 01                               4150
Nestle S.A. Registered Voting  COM    641069406    16344       256412  SH              Defined 01                             256412
Newell Rubbermaid, Inc.        COM    651229106      754        32486  SH              Defined 01                              32486
Oracle Corp.                   COM    68389X105      166        13810  SH              Defined 01                              13810

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2004
                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                      TITLE OF             VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
 ISSUER                       CLASS     CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Pepsico                        COM    713448108     1332        24730  SH              Defined 01                              24730
Pfizer                         COM    717081103     8436       240681  SH              Defined 01                             240681
Pitney Bowes                   COM    724479100     5864       137622  SH              Defined 01                             137622
Plum Creek Timber              COM    729251108     4548       140019  SH              Defined 01                             140019
Principal Financial Group      COM    74251V102    12221       342993  SH              Defined 01                             342993
Procter & Gamble               COM    742718109     5073        48368  SH              Defined 01                              48368
Prologis Trust SBI             COM    743410102      588        16405  SH              Defined 01                              16405
Provident Financial Group      COM    743866105      339         8437  SH              Defined 01                               8437
Royal Dutch Petroleum          COM    780257804     5360       112642  SH              Defined 01                             112642
SBC Communications Inc. Com    COM    78387G103     6194       252387  SH              Defined 01                             252387
Schering-Plough                COM    806605101      691        42607  SH              Defined 01                              42607
Sherwin Williams Co.           COM    824348106      346         9000  SH              Defined 01                               9000
Simon Property Group
  New Com R                    COM    828806109      845        14466  SH              Defined 01                              14466
Target Corporation             COM    87612E106      386         8575  SH              Defined 01                               8575
The Tribune Company            COM    896047107     7823       155104  SH              Defined 01                             155104
Tiffany & Co. New              COM    886547108     5842       153042  SH              Defined 01                             153042
Viacom Inc. Cl. B              COM    925524308     2337        59607  SH              Defined 01                              59607
Vodafone Group PLC(New)        COM    92857W100      919        38431  SH              Defined 01                              38431
Wal-Mart Stores Inc.           COM    931142103     1807        30274  SH              Defined 01                              30274
Walgreen Co.                   COM    931422109     2448        74287  SH              Defined 01                              74287
Walt Disney Company            COM    254687106     5993       239830  SH              Defined 01                             239830
Walter Industries              COM    93317Q105      119        10000  SH              Defined 01                              10000

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2004
                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                      TITLE OF             VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
 ISSUER                       CLASS     CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Waste Management               COM    94106L109      945        31306  SH              Defined 01                              31306
Whole Foods Market             COM    966837106      630         8400  SH              Defined 01                               8400
William Wrigley Co.            COM    982526105      278         4700  SH              Defined 01                               4700
Wyeth                          COM    983024100     2037        54241  SH              Defined 01                              54241
Zimmer Holdings, Inc.          COM    98956P102      357         4833  SH              Defined 01                               4833
Reckson Assoc. Realty
  Corp Ser                     PFD    75621K205      212         8000  SH              Defined 01                               8000
Chubb Corp Equity Uts 7%
  Due 8                               171232507      431        14900  SH              Defined 01                              14900
AIM Premier Equity Fund Cl A   FUND   008879306      120    12698.402  SH              Defined 01                          12698.402
Ameristock                     FUND   03071F104     1002    25605.541  SH              Defined 01                          25605.541
Artisan Small Cap Fund         FUND   04314H105      199    13093.622  SH              Defined 01                          13093.622
Bramwell Growth Fund           FUND   105114102     2145   111061.771  SH              Defined 01                         111061.771
Capital World Grw & Incm Com   FUND   140543109      257     8318.842  SH              Defined 01                           8318.842
Columbia Acorn Tr.
  Fnd. - Clas                  FUND   197199409      525    21709.255  SH              Defined 01                          21709.255
Dodge & Cox Stock Fund         FUND   256219106     2125    17896.003  SH              Defined 01                          17896.003
Fundamental Investors Inc.     FUND   360802102      580    19852.724  SH              Defined 01                          19852.724
Investment Company of America  FUND   461308108      505    17333.495  SH              Defined 01                          17333.495
Nations International
  Value Fu                     FUND   638581470      630    30413.847  SH              Defined 01                          30413.847
Schwab Total Stock
  Market Sele                  FUND   808509756      263    13952.881  SH              Defined 01                          13952.881
Skyline Special Equities Fund  FUND   830833208     1948    66100.371  SH              Defined 01                          66100.371
Templeton World Fund Cl A      FUND   880196100      253    14393.104  SH              Defined 01                          14393.104
Third Avenue International
  Val                          FUND   884116500      525    33617.659  SH              Defined 01                          33617.659
Tweedy Browne Global
  Value Fun                    FUND   901165100      612    28809.230  SH              Defined 01                          28809.230

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2004
                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                      TITLE OF             VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
 ISSUER                       CLASS     CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Group Wellington
  Fund                         FUND   949527105      402    13746.090  SH              Defined 01                          13746.090
Wasatch Advisors
  Funds - Small                FUND   936772102     1021    28283.285  SH              Defined 01                          28283.285
Wasatch Core Growth Fund       FUND   936772201      266     6616.120  SH              Defined 01                          6616.120
Washington Mutual Inv Fd       FUND   939330106      639    21955.894  SH              Defined 01                          21955.894
Westport Small Cap Funds Cl I  FUND   961323409      915    40198.431  SH              Defined 01                          40198.431
REPORT SUMMARY                 115  DATA RECORDS  306450               1              OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED